Inventory (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Inventory [Line Items]
Total inventory	$ 380	$ 403
Inventory recognized in cost of revenues	2,910	2,689
Gross carrying amount
Inventory [Line Items]
Finished goods	322	333
Work in progress	76	85
Inventory Provision
Inventory [Line Items]
Total inventory	$ (18)	$ (15)